Annual Total Returns- Alger Mid Cap Growth Portfolio (Class I2) [BarChart] - Class I2 - Alger Mid Cap Growth Portfolio - Class I-2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.27%)	16.21%	35.84%	8.01%	(1.56%)	0.97%	29.79%	(7.44%)	30.26%	64.63%